CAPITAL LEASE	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
CAPITAL LEASE
CAPITAL LEASE

(in thousands of $)	2017	2016
Total obligations under capital lease	128,081	117,751
Less: current portion of obligations under capital lease	(1,276)	(787)
Non-current portion of obligations under capital lease	126,805	116,964

As of December 31, 2017 and 2016, we operated one vessel under a capital lease.

The leasing transaction, which occurred in August 2003, was in relation to the newbuilding, the Methane Princess. We novated the Methane Princess newbuilding contract prior to completion of construction and leased the vessel from the same financial institution in the United Kingdom (the “Methane Princess Lease”). The lessor of the Methane Princess has a second priority security interest in the Methane Princess and the Golar Spirit. Our obligation to the lessor under the Methane Princess Lease is secured by a letter of credit (“LC”) provided by other banks. Details of the security deposit provided by us to the bank providing the LC are given in note 16.

As of December 31, 2017, we are committed to make quarterly minimum capital lease payments (including interest), as follows:

Year ending December 31, (in thousands of $)	Methane Princess Lease
2018	7,893
2019	8,201
2020	8,514
2021	8,846
2022	9,181
2023 and thereafter	167,783
Total minimum lease payments	210,418
Less: Imputed interest	(82,337)
Present value of minimum lease payments	128,081

The interest element of the lease rentals is accrued at a floating rate based upon Pound Sterling LIBOR.

We determined that the entity that owned the Methane Princess was a variable interest entity in which we had a variable interest and was the primary beneficiary. Upon the initial transfer of the Methane Princess to the financial institution, we measured the subsequently leased vessel at the same amount as if the transfer had not occurred, which was cost less accumulated depreciation at the time of transfer.